Form N-1A Cover	Nov. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 02, 2026
Prospectus Date	Apr. 30, 2026